PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Income Taxes Paid By Individual Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax, net	$ 6,960	$ 9,195
U.S. Federal
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax, net	8,982
Illinois Reporting Unit
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax, net	(2,677)
State and Local Tax Jurisdiction, Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax, net	655
State
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax, net	(2,022)
Foreign Tax Jurisdiction
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax, net	$ 0